Commitments - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Calypso Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2023 to June 30, 2024	$ 25,900
July 1, 2024 to December 31, 2024	0
Total	25,900
Daxos Maritime Limited [member]
IfrsStatementLineItems [Line Items]
July 1, 2023 to June 30, 2024	3,455
July 1, 2024 to December 31, 2024	21,330
Total	24,785
Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2023 to June 30, 2024	3,455
July 1, 2024 to December 31, 2024	21,330
Total	$ 24,785